As filed  with the  Securities  and  Exchange  Commission  on June 3, 2004 and
amended August 19, 2004.

                                                   1933 Act File No. 333-82579
                                                   1940 Act File No. 811-09373

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [   ] Post-Effective Amendment No. __
                                    and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 12

                    OPPENHEIMER SENIOR FLOATING RATE FUND
               (Exact Name of Registrant Specified in Charter)

                 6803 South Tucson Way, Centennial, CO 80112
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1.800.525.9310
             (Registrant's Telephone Number, Including Area Code)

                                Robert G. Zack
                            OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
                                  York 10080
  (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of Proposed Public Offering:  June 3, 2004

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[    ] when declared effective pursuant to section 8(c), or as follows:
The following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933.

[  ] immediately upon filing pursuant to paragraph (b)
[X] on June 3, 2004 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)
[   ] on ______________ pursuant to paragraph (a) of Rule 486.

[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

[ ] This  form is filed to  register  additional  securities  for an  offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is ________.

This Registration  Statement includes a combined  Prospectus  pursuant to Rule
429 of the  Securities  Act of 1933  which  relates to the  following  earlier
Registration Statements filed by the Registrant:
(1)   July 9, 1999, which registered  100,000 Class A shares,  6,000,000 Class
    B shares and  3,900,000  Class C shares,  each being shares of  beneficial interest having a par value of $0.001 per share;
(2)   December 6, 1999,  which registered  10,000,000  shares each of Class A,
    Class B, and Class C, each being shares of  beneficial  interest  having a par value of $0.001 per share;
(3)   May 18, 2000, which  registered  10,000,000 Class C shares of beneficial interest having a par value of $0.001 per share;
(4)   August  21,  2000,  which  registered   10,000,000  Class  C  shares  of
    beneficial interest having a par value of $0.001 per share;

(5)   November  30,  2000,   which   registered   5,000,000  Class  A  Shares,
    10,000,000  Class B Shares  and  20,000,000  Class C  Shares,  each  being shares of beneficial interest having a par value of $0.001 per share;
(6)   June 4, 2000, which registered  10,000,000 Class B Shares, of beneficial interest having a par value of $0.001 per share; and
(7)   November  17,  2003,  which  registered  10,000,000  Class A  Shares  of beneficial interest having a par value of $0.001 per share.

         CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                                 Proposed        Proposed
Title         of Amount Being    Maximum Price   Maximum         Amount of
Securities       Registered      Per Unit        Aggregate       Registration
Being Registered                                 Offering Price  Fee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares   50,000,000      $9.49           $474,500,000    $60,119.00(1)
of Beneficial    shares
Interest (par
value $.001 per

share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares   10,000,000      $9.49           $94,900,000     $12,023.00 (2)
of Beneficial
Interest (par
value $.001 per
share)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares   25,000,000      9.50            $237,500,000    $30.091.00 (3)
of Beneficial
Interest (par
value $.001 per
share)

---------------------------------------------------------------------------------

(1)   Calculated  pursuant  to Rule  457(d)  based on the net asset  value per share of $9.49 on June 2, 2004.
(2)   Calculated  pursuant  to Rule  457(d)  based on the net asset  value per share of $9.49 on June 2, 2004.
(3)   Calculated  pursuant  to Rule  457(d)  based on the net asset  value per share of $9.50 on June 2, 2004.

This  Registration  Statement  carries forward the 25,100,000  Class A shares,
36,000,000  Class B  shares  and  53,900,000  Class  C  shares  of  beneficial interest,  par value $0.001 per share,  of Registrant  previously  registered,
for  which  an  aggregate  of  $48,184.54,   $93,343.80,  and  $142,287.60  of
registration fees were paid to register shares of the respective classes.

The Registrant's Amendment to Registration Statement, including Parts A, B and C, as filed with the Securities and Exchange Commission on Form N-2 on
November 17, 2003 (File Nos. 33-82579 and 811-09373), is hereby incorporated herein by reference.

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company  Act of  1940,  the  Registrant  has  duly  caused  this  Registration
Statement  to be  signed  on its  behalf by the  undersigned,  thereunto  duly authorized,  in the City of New York and State of New York, on this 3rd day of
June, 2004.

                        OPPENHEIMER SENIOR FLOATING RATE FUND

                                    By:               By:  /s/ John V. Murphy*
                                 ---------------------------------------------
                                                    John V. Murphy, President,
                                         Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement  has been signed below by the  following  persons in the  capacities and on the date indicated:

Signatures                          Title                      Date
----------                          -----                      ----

/s/ William L. Armstrong*    Chairman of the             June 3, 2004
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        June 3, 2004
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        June 3, 2004
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     June 3, 2004
---------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     June 3, 2004
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     June 3, 2004
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     June 3, 2004
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     June 3, 2004
---------------------
Sam Freedman

/s/ F. William Marshall, Jr.*                            Trustee  June 3, 2004
----------------------------
F. William Marshall, Jr.

*By:  /s/ Robert G. Zack
        -----------------------------------------
        Robert G. Zack, Attorney-in-Fact